Note 3 - Acquisitions (Details) - Acquisition Details (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Cash consideration, net of cash acquired	$ 22,984	$ 419	$ 531